Business Combination and Control Obtained by a Related Party - Schedule of Preliminary Purchase Price (Details) - Signing Day Sports [Member]	Mar. 31, 2026 USD ($) $ / shares shares
Schedule of Preliminary Purchase Price [Line Items]
Number of shares outstanding owned by Signing Day Sports stockholders | shares	34,266,832
Multiplied by the price per share of Signing Day Sports common stock | $ / shares	$ 0.5401
Preliminary purchase consideration based on Signing Day Sports shares outstanding	$ 18,507,516
Consulting agreements	1,763,000
Less: Signing Day Sports advance of funds	(1,330,000)
Total preliminary purchase price	$ 18,940,516